Shareholder Report, Holdings (Details) - C000217973	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%